UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2016

Date of reporting period:  June 30, 2015

Item 1. Schedule of Investments.

Port Street Quality Growth Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 54.1%
Consumer Discretionary - 1.9%
Coach, Inc.	85	$2,942
McDonald's Corp.	2,635	250,509
Omnicom Group, Inc.	3,200	222,368
		475,819
Consumer Staples - 10.9%
Coca-Cola Co.	80	3,138
Colgate-Palmolive Co.	2,900	189,689
PepsiCo, Inc.	8,200	765,388
Procter & Gamble Co.	4,800	375,552
Sysco Corp.	20,700	747,270
Wal-Mart Stores, Inc.	10,200	723,486
		2,804,523
Financials - 1.4%
Berkshire Hathaway, Inc., Class B *	2,600	353,886
Health Care - 10.6%
Baxter International, Inc.	12,000	839,160
Becton, Dickinson & Co.	3,500	495,775
Medtronic	5,200	385,320
Stryker Corp.	3,000	286,710
Varian Medical Systems, Inc. *	8,500	716,805
		2,723,770
Industrials - 8.8%
C.H. Robinson Worldwide, Inc.	12,300	767,397
Expeditors International of Washington, Inc.	8,000	368,840
Precision Castparts Corp.	1,900	379,753
United Technologies Corp.	6,600	732,138
		2,248,128
Information Technology - 20.5%
Accenture, Class A	6,100	590,358
Apple, Inc.	5,300	664,753
Cisco Systems, Inc.	26,000	713,960
Cognizant Technology Solutions Corp., Class A *	6,300	384,867
Google, Inc., Class A *	750	405,030
International Business Machines Corp.	1,100	178,926
Microsoft Corp.	23,100	1,019,865
Oracle Corp.	25,200	1,015,560
Total Systems Services, Inc.	7,000	292,390
		5,265,709
Total Common Stocks
(Cost $13,927,221)		13,871,835

SHORT-TERM INVESTMENT - 43.6%
Invesco Treasury Portfolio, Institutional Class, 0.02% ^
(Cost $11,176,355)	11,176,355	11,176,355

Total Investments - 97.7%
(Cost $25,103,576)		25,048,190
Other Assets and Liabilities, Net - 2.3%		595,571
Total Net Assets - 100.0%		$25,643,761

* Non-income producing security.
^ Variable Rate security - The rate shown is the rate in effect as of June 30, 2015.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,871,835	$-	$-	$13,871,835
Short-Term Investment	11,176,355	-	-	11,176,355
Total Investments	$25,048,190	$-	$-	$25,048,190

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2015, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Port Street Quality Growth Fund

Cost of investments	$25,103,576

Gross unrealized appreciation	501,239
Gross unrealized depreciation	(556,625)
Net unrealized depreciation	$(55,386)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date    August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date    August 21, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date    August 21, 2015